Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000222781
Shareholder Report [Line Items]
Fund Name	Democratic Large Cap Core ETF
Class Name	Democratic Large Cap Core ETF
Trading Symbol	DEMZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Democratic Large Cap Core ETF (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://demz.fund/performance. You can also request this information by contacting us at (888)-750-DEMZ (3369).
Additional Information Phone Number	(888)-750-DEMZ (3369)
Additional Information Website	https://demz.fund/performance
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Democratic Large Cap Core ETF	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
AssetsNet	$ 38,500,831
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 89,757
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$38,500,831	49	$89,757	16%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Materials	1.7%
Real Estate	4.9%
Consumer Discretionary	5.7%
Health Care	7.4%
Consumer Staples	8.2%
Financials	10.7%
Industrials	11.1%
Communication Services	13.8%
Information Technology	36.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	5.2%
Microsoft	4.8%
Loews	4.8%
Costco Wholesale	4.7%
NVIDIA	4.6%
Meta Platforms, Cl A	4.3%
Amphenol, Cl A	4.2%
Automatic Data Processing	4.1%
Stryker	3.5%
Kimco Realty	2.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	(888)-750-DEMZ (3369)
Updated Prospectus Web Address	https://demz.fund/performance